Retirement Benefits - Benefit Obligations and Plan Assets in Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	$ 20	$ 32
Pension obligations	2,051	2,946
Non-pension postretirement benefit obligations	0	0
Unfunded status (net benefit obligation less plan assets)	2,071	2,978
Other Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities	26	24
Pension obligations	0	0
Non-pension postretirement benefit obligations	811	1,002
Unfunded status (net benefit obligation less plan assets)	$ 837	$ 1,026